Document and Entity Information	9 Months Ended
Jun. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	BLUE SPHERE CORP.
Entity Central Index Key	0001419582
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash	$ 27	$ 355	$ 12
Other current assets	11	24	1
Total Current Assets	38	379	13
PROPRERTY AND EQUIPMENT, NET	9	8	0
Total Assets	47	387	13
Liabilities and Stockholders' Equity
Accounts payable	200	115	8
Other accounts payables	0	3
Related Parties		3	0
Total Current Liabilities	200	118	8
Stockholders' Deficit
Common shares, value	75	69	2
Additional paid in capital	16,230	6,452	67
Deficit accumulated during the development stage	(16,458)	(6,252)	(64)
Total Stockholders' Equity	(153)	269	5
Total Liabilities and Stockholders' Equity	$ 47	$ 387	$ 13

Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common shares, shares issued	73,300,000	68,500,000	66,500,000
Common shares, shares outstanding	73,300,000	68,500,000	66,500,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended				40 Months Ended	49 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010		Sep. 30, 2010		Sep. 30, 2009		Sep. 30, 2010	Jun. 30, 2011
OPERATING EXPENSES
General and administrative expenses*	$ 2,730	[1]	$ 2,629	[1]	$ 10,204	[1]	$ 3,554	[1]	$ 6,192	[2]	$ 18	[2]	$ 6,256 [2]	$ 16,460 [1]
Financial expenses (income), net	1		4		2		5		(4)		0		(4)	(2)
NET LOSS	$ 2,731		$ 2,633		$ (10,206)		$ (3,559)		$ (6,188)		$ (18)		$ (6,252)	$ (16,458)
Net loss per common share - basic and diluted (in dollars per share)	$ 0.04		$ 0.04		$ 0.14		$ 0.05		$ 0.09		$ 0
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	72,371,823		66,500,000		71,067,033		66,935,897		67,300,000		66,500,000

[1]	In the Nine month period ended June 30, 2011 and June 30, 2010 - includes $7,013 and $3,117 thousands share-based compensation respectively.
[2]	For the year ended September 30, 2010 - includes $5,455 share-based compensation.

Consolidated Statements of Operations [Parenthetical] (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010
Share based compensation expenses	$ 7,013	$ 3,117	$ 5,455

Statement of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jul. 16, 2007	$ 2	$ 67	$ 0	$ 69
Balance (in shares) at Jul. 16, 2007	1,900,000
Net loss	0	0	(14)	(14)
Balance at Sep. 30, 2007	2	67	(14)	55
Balance (in shares) at Sep. 30, 2007	1,900,000
Net loss	0	0	(32)	(32)
Balance at Sep. 30, 2008	2	67	(46)	23
Balance (in shares) at Sep. 30, 2008	1,900,000
Net loss	0	0	(18)	(18)
Balance at Sep. 30, 2009	2	67	(64)	5
Balance (in shares) at Sep. 30, 2009	1,900,000
Share split of 35:1	65	(65)	0	0
Share split of 35:1 (in shares)	64,600,000
Share based compensation	0	5,455	0	5,455
Issuance of common stock	2	995	0	997
Issuance of common stock (in shares)	2,000,000
Net loss	0	0	(6,188)	(6,188)
Balance at Sep. 30, 2010	69	6,452	(6,252)	269
Balance (in shares) at Sep. 30, 2010	68,500,000
Share based compensation	0	7,013	0	7,013
Issuance of common stock	1	198		199
Issuance of common stock (in shares)	471,948
Common stock issued for services	5	2,567		2,572
Common stock issued for services (in shares)	4,328,052
Net loss	0	0	(10,206)	(10,206)
Balance at Jun. 30, 2011	$ 75	$ 16,230	$ (16,458)	$ (153)
Balance (in shares) at Jun. 30, 2011	73,300,000

Statement of Stockholders' Equity (Deficit) [Parenthetical]	12 Months Ended
Sep. 30, 2010
Stock Split, Ratio	35:1

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,206)	$ (3,559)	$ (6,188)	$ (18)	$ (6,252)	$ (16,458)
Adjustments required to reconcile net loss to net cash used in operating activities
Share based compensation expenses	7,013	3,117	5,455
Issuance of shares for services	2,572					2,572
Decrease (increase) in other current assets	13	(22)	(23)	3	(24)	(11)
Increase (decrease) in accounts payables	85	7	107	4	115	200
Increase (decrease) other in accounts payables	(3)	85				0
Increase in related parties			3	0	3
Net Cash Used In Operating Activities	(526)	(372)	(646)	(11)	(703)	(1,299)
CASH FLOWS USED FROM INVESTING ACTIVITIES
Increase in property and Equipment	(1)	0	(8)	0	(8)	(9)
Net Cash Used In Investing Activities	(1)	0	(8)	0	(8)	(9)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock issued for cash	199	497	997	0	1,066	1,265
Net Cash Provided By Financing Activities	199	497	997	0	1,066	1,265
Net increase (decrease) in cash	(328)	125	343	(11)	355	27
Cash - beginning of year/period	355	12	12	23	0	0
Cash - end of year/period	$ 27	$ 137	$ 355	$ 12	$ 355	$ 27

BASIS OF PRESENTATION	9 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Going concern considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of September 30, 2010, the Company had approximately $355 thousand in cash, approximately $261 thousand in working capital, a stockholders’ equity of approximately $269 thousand and an accumulated deficit of approximately $6,252 thousand. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

b.	General

The Company was incorporated in the state of Nevada on July 17, 2007 and was in the business of developing and promoting automotive internet sites. During the second quarter the management of the Company decided to change its business focus to that of Greenhouse Gas (GHG) emission reduction, The Company seeks to generate revenue through sales of carbon credits, energy generation, project development and sale of byproducts.

The Company offers potential partners (owners of: landfills, coal mines, fertilizer factories, etc) a kind of turnkey operation in dealing with the emission reduction. The Company's service consists of:  executing the process needed in order to make the project eligible for carbon credits, choosing the most suitable technology to be applied, arranging for the financing, constructing and managing the project for its life. We operate primarily in countries from the former Soviet Union, China and the USA.

c.	Functional Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S dollar (“$” or “dollar").

Most of the Company’s expenses are incurred in dollars. Most of the Company’s external financing is in dollars. The Company holds most of its cash and cash equivalents in dollars. Thus, the functional currency of the Company is the dollar.

Since the dollar is the primary currency in the economic environment in which the Company operates, monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of transaction. The effects of foreign currency re-measurement are reported in current operations (as “financial expenses - net) and have not been material to date.

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Eastern Sphere, Ltd.
Inter-company balances and transactions have been eliminated upon consolidation.

e.	Cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposit (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

f.	Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Assets are depreciated using the straight-line method over their estimated useful lives.
Computers, software and electronic equipment are depreciated over three years. Tools and equipment are depreciated over five years. Furniture is depreciated over fourteen years.

g.	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates.

h.	Share-based payments

The Company accounts for awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures.

i.	Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common shares equivalents include: (i) outstanding stock options under the Company’s Long-Term Incentive Plan and warrants which are included under the treasury share method when dilutive, and (ii) Common shares to be issued under the assumed conversion of the Company’s outstanding convertible debentures, which are included under the if-converted method when dilutive. The computation of diluted net loss per share for the years ended September 30, 2010, and 2009, does not include common share equivalents, since such inclusion would be anti-dilutive.

j.	Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

k.	Comprehensive loss

The Company has no component of comprehensive income loss other than net loss.

l.	Newly issued accounting pronouncements:

In October 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-13 “Revenue Recognition (ASC Topic 605): Multiple-Deliverable Revenue Arrangements” (“ASU 2009-13”). ASU 2009-13 addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the arrangement consideration should be allocated among the separate units of accounting. ASU 2009-13 will be effective for fiscal years beginning on or after June 15, 2010 with early adoption permitted. The guidance may be applied retrospectively or prospectively for new or materially modified arrangements. The new standard is not expected to have a material impact on our consolidated financial position, results of operations and cash flows.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures About Fair Value Measurements,” which provides amendments to ASC 820 “Fair Value Measurements and Disclosures,” including requiring reporting entities to make more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements including information on purchases, sales, issuances, and settlements on a gross basis and (4) the transfers between Levels 1, 2, and 3.  The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning after December 15, 2010. We do not expect the adoption of this standard to have a material impact on our consolidated financial statements.

On February 24, 2010, the FASB issued ASU 2010-09, which amends ASC 855 to address certain implementation issues related to an entity’s requirement to perform and disclose subsequent-events procedures. The new standard is not expected to have a material impact on our consolidated financial position, results of operations and cash flows.

General	9 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 2  -        General

The Company was incorporated in the state of Nevada on July 17, 2007 and was in the business of developing and promoting automotive internet sites. During the second quarter of 2010 the management of the Company decided to change its business focus to that of Greenhouse Gas (GHG) emission reduction, .The Company seek to generate revenue through sales of carbon credits, energy generation, project development and sale of byproducts.

The Company offers potential partners (owners of: landfills, coal mines, fertilizer factories, etc) a kind of turnkey operation in dealing with the emission reduction. The Company service consists of:  executing the process needed in order to make the project eligible for carbon credits, choosing the most suitable technology to be applied, arranging for the financing, constructing and managing the project for its life. We operate primarily in countries from the former Soviet Union, China and the USA.

On January 10, 2011 the Company issued and delivered 2,300,000 shares of common stock to Green Logic Ltd. (“GL”), a company organized and existing under the laws of the state of Israel, in exchange for the non-exclusive provision of fund-raising and promotional services.  The Company also issued 1,000,000 additional shares of common stock to be delivered to GL subject to the satisfaction of certain subsequent conditions.  GL failed to fulfill such conditions.  Consequently the Company never delivered such shares to GL and is currently holding a certificate representing such 1,000,000 shares in GL’s name.  The Company will cancel such shares in its third fiscal quarter of 2011.

In March 2011, the Company entered to an agreement with Green Logic Ltd. (“GL”) in which for consideration 2,500,000 common stock of the Company it will receive an amount of NIS 690,000 which will be paid to the Company in two instalments and the rights to market and distribute in Europe a water heating technology based on magnetic induction.   As of June 30, 2011 the Company received NIS 345,000 and the second instalment in the amount of NIS 345,000 was received on May 9, 2011. The Company issued 2,500,000 shares in March 2011 and is currently holding a stock certificate in such amount in the name of GL.

INTERIM FINANCIAL STATEMENTS	9 Months Ended
Jun. 30, 2011
Interim Financial Statements [Abstract]
Interim Financial Statements [Text Block]
NOTE 3  -        INTERIM FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements as of June 30, 2011, have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the Nine months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending September 30, 2011.

SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 4  -        SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of September 30, 2010, are applied consistently in these financial statements.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Going concern considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of September 30, 2010, the Company had approximately $355 thousand in cash, approximately $261 thousand in working capital, a stockholders’ equity of approximately $269 thousand and an accumulated deficit of approximately $6,252 thousand. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

b.	General

The Company was incorporated in the state of Nevada on July 17, 2007 and was in the business of developing and promoting automotive internet sites. During the second quarter the management of the Company decided to change its business focus to that of Greenhouse Gas (GHG) emission reduction, The Company seeks to generate revenue through sales of carbon credits, energy generation, project development and sale of byproducts.

The Company offers potential partners (owners of: landfills, coal mines, fertilizer factories, etc) a kind of turnkey operation in dealing with the emission reduction. The Company's service consists of:  executing the process needed in order to make the project eligible for carbon credits, choosing the most suitable technology to be applied, arranging for the financing, constructing and managing the project for its life. We operate primarily in countries from the former Soviet Union, China and the USA.

c.	Functional Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S dollar (“$” or “dollar").

Most of the Company’s expenses are incurred in dollars. Most of the Company’s external financing is in dollars. The Company holds most of its cash and cash equivalents in dollars. Thus, the functional currency of the Company is the dollar.

Since the dollar is the primary currency in the economic environment in which the Company operates, monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of transaction. The effects of foreign currency re-measurement are reported in current operations (as “financial expenses - net) and have not been material to date.

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Eastern Sphere, Ltd.
Inter-company balances and transactions have been eliminated upon consolidation.

e.	Cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposit (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

f.	Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Assets are depreciated using the straight-line method over their estimated useful lives.
Computers, software and electronic equipment are depreciated over three years. Tools and equipment are depreciated over five years. Furniture is depreciated over fourteen years.

g.	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates.
h.	Share-based payments

The Company accounts for awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures.

i.	Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common shares equivalents include: (i) outstanding stock options under the Company’s Long-Term Incentive Plan and warrants which are included under the treasury share method when dilutive, and (ii) Common shares to be issued under the assumed conversion of the Company’s outstanding convertible debentures, which are included under the if-converted method when dilutive. The computation of diluted net loss per share for the years ended September 30, 2010, and 2009, does not include common share equivalents, since such inclusion would be anti-dilutive.

j.	Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

k.	Comprehensive loss

The Company has no component of comprehensive income loss other than net loss.

l.	Newly issued accounting pronouncements:

In October 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-13 “Revenue Recognition (ASC Topic 605): Multiple-Deliverable Revenue Arrangements” (“ASU 2009-13”). ASU 2009-13 addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the arrangement consideration should be allocated among the separate units of accounting. ASU 2009-13 will be effective for fiscal years beginning on or after June 15, 2010 with early adoption permitted. The guidance may be applied retrospectively or prospectively for new or materially modified arrangements. The new standard is not expected to have a material impact on our consolidated financial position, results of operations and cash flows.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures About Fair Value Measurements,” which provides amendments to ASC 820 “Fair Value Measurements and Disclosures,” including requiring reporting entities to make more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements including information on purchases, sales, issuances, and settlements on a gross basis and (4) the transfers between Levels 1, 2, and 3.  The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning after December 15, 2010. We do not expect the adoption of this standard to have a material impact on our consolidated financial statements.

On February 24, 2010, the FASB issued ASU 2010-09, which amends ASC 855 to address certain implementation issues related to an entity’s requirement to perform and disclose subsequent-events procedures. The new standard is not expected to have a material impact on our consolidated financial position, results of operations and cash flows.

GOING CONCERN	9 Months Ended
Jun. 30, 2011
Going Concern [Abstract]
Going Concern [Text Block]
NOTE 5  -        GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of June 30, 2011, the Company had approximately $27,000 in cash, approximately $162,000 in negative working capital, a negative stockholders’ equity of approximately $153,000 and an accumulated deficit of approximately $16,458,000. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

RECENTLY ADOPTED AND RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Jun. 30, 2011
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
NOTE 6  -        RECENTLY ADOPTED AND RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In October 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-13 “Revenue Recognition (ASC Topic 605): Multiple-Deliverable Revenue Arrangements” (“ASU 2009-13”). ASU 2009-13 addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the arrangement consideration should be allocated among the separate units of accounting. ASU 2009-13 will be effective for fiscal years beginning on or after June 15, 2010 with early adoption permitted. The guidance may be applied retrospectively or prospectively for new or materially modified arrangements. The new standard did not have a material impact on our consolidated financial position, results of operations and cash flows.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures About Fair Value Measurements,” which provides amendments to ASC 820 “Fair Value Measurements and Disclosures,” including requiring reporting entities to make more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements including information on purchases, sales, issuances, and settlements on a gross basis and (4) the transfers between Levels 1, 2, and 3.  The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning after December 15, 2010. The adoption of this standard did not have a material impact on our consolidated financial statements.

On February 24, 2010, the FASB issued ASU 2010-09, which amends ASC 855 to address certain implementation issues related to an entity’s requirement to perform and disclose subsequent-events procedures. The new standard did not have a material impact on our consolidated financial position, results of operations and cash flows.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7  -        RELATED PARTY TRANSACTIONS

On March 3, 2010, the Company entered into employment agreements with Eliezer Weinberg the Company Chairman of the Board, Shlomo Palas the Company’s CEO and Shmuel Keshet the

Company’s COO for a term of two years. The officers receive monthly remuneration at a gross rate of USD$10,000. The remuneration will increase to a gross monthly rate of USD$15,000 upon the completion of outsourced technical project reports (“PDDs”) for two projects. Each officer was granted stock options to acquire 8,321,917 or nine percent (9%) of common stock in the capital of the Company, exercisable at a par value (see note 9).

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

NOTE 2  -  RELATED PARTY TRANSACTIONS

On March 3, 2010, the Company entered into employment agreements with Eliezer Weinberg the Company Chairman of the Board, Shlomo Palas the Company’s CEO and Shmuel Keshet the Company’s COO for a term of two years. The officers receive monthly remuneration at a gross rate of USD$10,000. The remuneration will increase to a gross monthly rate of USD$15,000 upon the completion of outsourced technical project reports (“PDDs”) for two projects. Each officer was granted stock options to acquire 8,321,917 or nine percent (9%) of common stock in the capital of the Company, exercisable at a par value (see note 7).

The officers  and  directors  of the Company are  involved  in other  business activities  and  may,  in  the future, become involved  in other business opportunities  that  become available.

SHARE CAPITAL	12 Months Ended
Sep. 30, 2010
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3   -   SHARE CAPITAL:

Common shares

The Company's shares are traded on the Over-The-Counter Bulletin Board.

Common stock confers on its investors the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

On March 3, the Company issued on a Private Placement Subscription Agreement of 1,000,000 units at a price of $0.50 per unit each unit consisting of one share of common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.50 per share. The gross proceeds in the amount of $500,000 have been received.

On July 13, 2010 the Company issued on a Private Placement Subscription Agreement of 1,000,000 units at a price of $0.50 per unit each unit consisting of one share of common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.60 per share. The gross proceeds in the amount of $500,000 have been received.

STOCK OPTIONS:	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 8 -        STOCK OPTIONS:

The 2010 share option plan was established On March 3, 2010.

Options to Directors and Employees:

On March 3, 2010, the Board of Directors of the Company granted of 24,965,751 options to three officers of the Company, exercisable for two years at exercise prices of $0.001 per share, to be vested by the end of each three month from the date of employment agreement.

The fair value of the stock options grants was estimated using the Black-Schooled option valuation model that used the following assumptions:

Percent %
Risk free interest	3.75%
Dividend yields	0
Volatility	177%
Expected term (in years)	2

The fair value of the options granted above using the Black-Scholes model is $0.75 per option.

NOTE 4   -  STOCK OPTIONS:

The 2010 share option plan was established On March 3, 2010.

Options to Directors and Employees:

On March 3, 2010, the Board of Directors of the Company granted of 24,965,751 options to three officers of the Company, exercisable for two years at exercise prices of $0.001 per share, to be vested by the end of each three month from the date of employment agreement signed on May 14, 2010.

The fair value of the stock options grants was estimated using the Black-Schooled option valuation model that used the following assumptions:

%
Risk free interest	3.75%
Dividend yields	0
Volatility	177%
Expected term (in years)	2

The fair value of the options granted above using the Black-Scholes model is $0.75 per option.

A summary of the status of the stock options granted to employees and directors as of September 30, 2010, and changes during the year ended on those dates, is presented below:

	2010
		Weighted
	Number	average
	of	exercise
	options	price
		$

Options outstanding at beginning of year	-
Changes during the year:
Granted - at an exercise price above market price	24,965,751	0.001
Options outstanding at end of year	24,965,751	0.001
Options exercisable at end of year	7,281,677
Weighted average fair value of options granted during the year	$0.001

Costs incurred in respect of stock based compensation for employees and directors, for the year ended September 30, 2010 were $5,455 thousand.

The following table presents summary information concerning the options outstanding as of September 30, 2010:

Weighted
		Average	Weighted	Aggregate intrinsic value (in thousands)
Range of		Remaining	average
exercise	Number	Contractual	exercise
prices	outstanding	Life	price
$		Years	$	$
0.001	24,965,751	1.33	0.001	8,214

The following table presents summary information concerning the options exercisable as of September 30, 2010:

Weighted
		Average	Weighted	Aggregate
Range of		Remaining	average	intrinsic value (in thousands)
exercise	Number	Contractual	exercise
prices	exercisable	Life	price
$		Years	$	$
0.001	7,281,677	1.33	0.001	2,396

SUBSEQUENT EVENTS:	9 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 -        SUBSEQUENT EVENTS:

On July 10, 2011 the Company signed a joint venture agreement with BPure Environmental Improvement Group, Ltd. (“BPure”), an experienced project management Israeli company specializing in green development projects, to finance the entire capital and manage the equipment, procurement and construction work required to implement two (2) or our landfill projects in Ghana, Africa:  (i) the Oti Sanitary Landfill in Kumasi and (ii) the Oblogo/Mallam Waste Disposal Site in Accra.  Under the terms of the agreement, we will open a special purpose company to implement the projects of which we shall be equal owners, but BPure will be entitled to recoup 100% of its investment before the Company will be entitled to any dividends or distributions.

On July 28, 2011 the Company Board of Directors (BOD) decided to issue shares to the following officers and BOD members:

1 – Mr. Mr. Mark Radom who serves as a Chief Carbon Officer has been granted an aggregate amount of 4,500,000 Shares.  All such Shares shall be held in escrow by the Corporation’s corporate counsel for a period of 24 months held in escrow, pursuant to the terms of the Amended Employment Agreement

2 – Mr. Roy Amizur the Company new Executive Vice President for marketing has been granted as part of his compensation an amount of 12,500,00 Shares in accordance with the terms of the Amizur Employment Agreement, such Shares to be restricted for a period of 24 months and held in Escrow.

3 - The Company granted to Mr. Shlomi Palas the Company CEO an aggregate of 4,200,000 ordinary shares of the Corporation’s common stock restricted for 24 months.

4 - The Company granted to Mr. Eli Weinberg the Company chairman an aggregate of 4,200,000 ordinary shares of the Corporation’s common stock restricted for 24 month.

5 - The Company ratified the agreement dated June 9, 2011 in which the Company will grant to the Legal consul 1,500,000 Shares.

6 – The Company granted to the following Messes. Shlomo Palas, Eli Weinberg and Roy Amizur 5,000,000 shares each. And 4,075,000 for to Mr. Barkats and Ms. Abramovitz at JSBarkats Pllc. The Company filed a Registration Statement on Form S-8 on August 9, 2011 with respect these Shares.

INCOME TAXES	12 Months Ended
Sep. 30, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 5   -  INCOME TAXES:

US resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 35%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

The income of the company's Israeli subsidiary is taxed through 2010 at the rate of 25%. In July 2009, an amendment to the Income Tax Ordinance (No. 171) was passed by the "Knesset" (Israeli parliament), according to which the corporate tax rate is to be progressively reduced to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax bases of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to reverse.  Deferred tax assets are adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred income taxes reflect the net effects of temporary differences between the amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The breakdown of the deferred tax asset as of September 30 and 2009 is as follows:

	2010	2009
Deferred tax assets:
Net operating loss carry-forward	$225	$22
Valuation allowance	(225)	(22)
	$0	$0

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Management has determined, based on its recurring net losses, lack of a commercially viable product and limitations under current tax rules, that a full valuation allowance is appropriate.
U.S dollars in thousands
Valuation allowance, September 30, 2009	$22
Increase	203
Valuation allowance, September 30, 2010	$225

Carry forward losses of the Israeli subsidiary are approximately $320 thousand at September 30, 2010.

NET LOSS PER SHARE DATA	12 Months Ended
Sep. 30, 2010
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 6 - NET LOSS PER SHARE DATA

The shares issuable upon the exercise of options, and conversion of convertible debentures and warrants, which have been excluded from the diluted per share amounts because their effect would have been anti-dilutive, include the following:

September 30, 2010
Options:
Weighted average number, in thousands	24,966
Weighted average exercise price	$0.001